Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		£ 15,598
Ending balance, financial assets		13,842	£ 15,598
Liabilities
Beginning balance, financial liabilities		(5,681)
Ending balance, financial liabilities		(5,007)	(5,681)
Assets (liabilities)
Beginning balance, Assets (liabilities) net		9,917	13,567
Purchases, fair value measurement, assets (liabilities) net			5,507
Sales, fair value measurement, assets (liabilities) net			(5,782)
Issues, fair value measurement, assets (liabilities) net			0
Settlements, fair value measurement, assets (liabilities) net			(2,634)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net			40
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net			(79)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net			(841)
Ending balance, Assets (liabilities) net			9,917
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net			(101)
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net			211
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		9,888	13,567
Purchases, fair value measurement, assets (liabilities) net		13,202	5,507
Sales, fair value measurement, assets (liabilities) net		(13,859)	(5,782)
Issues, fair value measurement, assets (liabilities) net		(4)	0
Settlements, fair value measurement, assets (liabilities) net		(203)	(2,634)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		(1)	40
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		620	(79)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(464)	(841)
Ending balance, Assets (liabilities) net		8,835	9,888
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		9,470
Ending balance, Assets (liabilities) net			9,470
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(5)	(101)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		79	211
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		137	1,375
Purchases, fair value measurement, assets (liabilities) net		67	(157)
Sales, fair value measurement, assets (liabilities) net		(568)	(17)
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		300	125
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		51	(108)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		516	(775)
Ending balance, Assets (liabilities) net		472	137
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		137
Ending balance, Assets (liabilities) net			137
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(32)	(306)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		1	0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		116	81
Purchases, fair value measurement, assets		9	114
Sales, fair value measurement, assets		(115)	(69)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets		9	116
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		116
Ending balance, financial assets			116
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(1)	(10)
Issued debt [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0
Ending balance, financial assets		0	0
Liabilities
Beginning balance, financial liabilities		(214)
Ending balance, financial liabilities		(251)	(214)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(4)	(7)
Purchases, fair value measurement, liabilities		0	(4)
Sales, fair value measurement, liabilities		0	1
Issues, fair value measurement, liabilities		0	0
Settlements, fair value measurement, liabilities		0	0
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	(1)
Transfers out of Level 3 of fair value hierarchy, liabilities		4	5
Ending balance, financial liabilities		(3)	(4)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities		(4)
Ending balance, financial liabilities			(4)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(3)	2
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(480)	(840)
Purchases, fair value measurement, liabilities		0	0
Sales, fair value measurement, liabilities		0	153
Issues, fair value measurement, liabilities		(4)	0
Settlements, fair value measurement, liabilities		14	204
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		(225)	(104)
Transfers out of Level 3 of fair value hierarchy, liabilities		404	104
Ending balance, financial liabilities		(261)	(480)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities		(480)
Ending balance, financial liabilities			(480)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		33	0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(3)	3
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(214)	(298)
Purchases, fair value measurement, liabilities		0	0
Sales, fair value measurement, liabilities		0	84
Issues, fair value measurement, liabilities		(4)	0
Settlements, fair value measurement, liabilities		9	0
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		(225)	0
Transfers out of Level 3 of fair value hierarchy, liabilities		150	0
Ending balance, financial liabilities		(251)	(214)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities		(214)
Ending balance, financial liabilities			(214)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		33	0
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	0
Asset-backed loans [member]
Assets
Beginning balance, financial assets		31,520
Ending balance, financial assets		32,359	31,520
Asset-backed loans [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		626
Ending balance, financial assets		688	626
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0	0
Assets and liabilities held for sale [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		29
Ending balance, financial assets		0	29
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0	0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		0	574
Purchases, fair value measurement, assets (liabilities) net			0
Sales, fair value measurement, assets (liabilities) net			(574)
Issues, fair value measurement, assets (liabilities) net			0
Settlements, fair value measurement, assets (liabilities) net			0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net			0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net			0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net			0
Ending balance, Assets (liabilities) net			0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net			0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net			0
Assets and liabilities held for sale [member] | Non-recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		29
Ending balance, Assets (liabilities) net			29
Interest rate derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		2,718
Ending balance, financial assets		2,478	2,718
Liabilities
Beginning balance, financial liabilities		(2,867)
Ending balance, financial liabilities		(2,456)	(2,867)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(150)	899
Purchases, fair value measurement, assets (liabilities) net		1	58
Sales, fair value measurement, assets (liabilities) net		(1)	(1)
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		196	(208)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(71)	(11)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		72	(721)
Ending balance, Assets (liabilities) net		22	(150)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(150)
Ending balance, Assets (liabilities) net			(150)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(25)	(166)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Foreign exchange derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		160
Ending balance, financial assets		192	160
Liabilities
Beginning balance, financial liabilities		(124)
Ending balance, financial liabilities		(185)	(124)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		37	81
Purchases, fair value measurement, assets (liabilities) net		0	0
Sales, fair value measurement, assets (liabilities) net		0	0
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		(9)	(12)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(13)	(13)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(13)	(46)
Ending balance, Assets (liabilities) net		7	37
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		37
Ending balance, Assets (liabilities) net			37
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		5	27
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Credit derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,386
Ending balance, financial assets		1,381	1,386
Liabilities
Beginning balance, financial liabilities		(240)
Ending balance, financial liabilities		(331)	(240)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		1,146	1,370
Purchases, fair value measurement, assets (liabilities) net		(6)	5
Sales, fair value measurement, assets (liabilities) net		3	(2)
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		(12)	(29)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		7	(69)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(3)	(1)
Ending balance, Assets (liabilities) net		1,050	1,146
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		1,146
Ending balance, Assets (liabilities) net			1,146
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(85)	(128)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Equity derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,064
Ending balance, financial assets		1,136	1,064
Liabilities
Beginning balance, financial liabilities		(1,961)
Ending balance, financial liabilities		(1,743)	(1,961)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(896)	(970)
Purchases, fair value measurement, assets (liabilities) net		72	(220)
Sales, fair value measurement, assets (liabilities) net		(570)	(14)
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		125	374
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		128	(16)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		460	(7)
Ending balance, Assets (liabilities) net		(607)	(896)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(896)
Ending balance, Assets (liabilities) net			(896)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		73	(43)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		1	0
Commodity derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		6
Ending balance, financial assets		28	6
Liabilities
Beginning balance, financial liabilities		(5)
Ending balance, financial liabilities		(28)	(5)
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		0	(5)
Purchases, fair value measurement, assets (liabilities) net		0	0
Sales, fair value measurement, assets (liabilities) net		0	0
Issues, fair value measurement, assets (liabilities) net		0	0
Settlements, fair value measurement, assets (liabilities) net		0	0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		0	1
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		0	0
Ending balance, Assets (liabilities) net		0	0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		0
Ending balance, Assets (liabilities) net			0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	4
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	0
Government and government sponsored debt [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		49
Ending balance, financial assets		14	49
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0	0
Corporate debt [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		871
Ending balance, financial assets		456	871
Liabilities
Beginning balance, financial liabilities		(4)
Ending balance, financial liabilities		0	(4)
Non-asset-backed loans [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		6,657
Ending balance, financial assets		4,452	6,657
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0	0
Private equity investments [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		817
Ending balance, financial assets		190	817
Liabilities
Beginning balance, financial liabilities		(16)
Ending balance, financial liabilities		0	(16)
Certificates of deposit, commercial paper and other money market instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0
Ending balance, financial assets		0	0
Liabilities
Beginning balance, financial liabilities		(250)
Ending balance, financial liabilities		(10)	(250)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(250)	(319)
Purchases, fair value measurement, liabilities		0	0
Sales, fair value measurement, liabilities		0	69
Issues, fair value measurement, liabilities		0	0
Settlements, fair value measurement, liabilities		5	0
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	(104)
Transfers out of Level 3 of fair value hierarchy, liabilities		238	95
Ending balance, financial liabilities		(10)	(250)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities		(250)
Ending balance, financial liabilities			(250)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	0
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(3)	9
Equity cash products [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	[1]	502
Ending balance, financial assets		698	502	[1]
Liabilities
Beginning balance, financial liabilities	[1]	0
Ending balance, financial liabilities		(3)	0	[1]
Other [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	[2]	713
Ending balance, financial assets	[2]	1,361	713
Liabilities
Beginning balance, financial liabilities	[2]	0
Ending balance, financial liabilities	[2]	0	0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(16)	(223)
Purchases, fair value measurement, liabilities		0	0
Sales, fair value measurement, liabilities		0	0
Issues, fair value measurement, liabilities		0	0
Settlements, fair value measurement, liabilities		0	204
Total gains or losses recognised in OCI, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	0
Transfers out of Level 3 of fair value hierarchy, liabilities		16	9
Ending balance, financial liabilities		0	(16)
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities		(16)
Ending balance, financial liabilities			(16)
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0	(6)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,977	2,065
Purchases, fair value measurement, assets		5,863	775
Sales, fair value measurement, assets		(3,800)	(400)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(45)	(425)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		420	10
Transfers out of Level 3 of fair value hierarchy, assets		(742)	(75)
Ending balance, financial assets		3,613	1,977
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		1,977
Ending balance, financial assets			1,977
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(60)	28
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	(1)
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		627	515
Purchases, fair value measurement, assets		205	195
Sales, fair value measurement, assets		(168)	(78)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(2)	(9)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		58	0
Transfers out of Level 3 of fair value hierarchy, assets		(35)	(5)
Ending balance, financial assets		664	627
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		627
Ending balance, financial assets			627
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(21)	9
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		49	3
Purchases, fair value measurement, assets		14	46
Sales, fair value measurement, assets		(49)	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets		14	49
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		49
Ending balance, financial assets			49
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		871	969
Purchases, fair value measurement, assets		108	73
Sales, fair value measurement, assets		(88)	(47)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(23)	(98)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		39	6
Transfers out of Level 3 of fair value hierarchy, assets		(528)	(53)
Ending balance, financial assets		388	871
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		871
Ending balance, financial assets			871
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		9	21
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		166	151
Purchases, fair value measurement, assets		5,514	435
Sales, fair value measurement, assets		(3,480)	(187)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	(221)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		71	1
Transfers out of Level 3 of fair value hierarchy, assets		(8)	(5)
Ending balance, financial assets		2,263	166
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		166
Ending balance, financial assets			166
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	(8)
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		68	77
Purchases, fair value measurement, assets		18	24
Sales, fair value measurement, assets		(9)	(11)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		0	0
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		107	0
Transfers out of Level 3 of fair value hierarchy, assets		(32)	(3)
Ending balance, financial assets		136	68
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		68
Ending balance, financial assets			68
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(16)	(19)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		196	350
Purchases, fair value measurement, assets		4	2
Sales, fair value measurement, assets		(6)	(77)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(20)	(97)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		145	3
Transfers out of Level 3 of fair value hierarchy, assets		(139)	(9)
Ending balance, financial assets		148	196
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		196
Ending balance, financial assets			196
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(32)	25
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	(1)
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		7,747	9,947
Purchases, fair value measurement, assets		7,263	4,728
Sales, fair value measurement, assets		(9,360)	(4,798)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(472)	(2,536)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		60	59
Transfers out of Level 3 of fair value hierarchy, assets		(499)	(51)
Ending balance, financial assets		4,650	7,747
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		7,519
Ending balance, financial assets			7,519
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		57	175
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		82	223
Financial assets at fair value through the income statement [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		155	201
Purchases, fair value measurement, assets			27
Sales, fair value measurement, assets			(25)
Issues, fair value measurement, assets			0
Settlements, fair value measurement, assets			(3)
Total gains or losses recognised in OCI, assets			0
Transfers into Level 3 of fair value hierarchy, assets			6
Transfers out of Level 3 of fair value hierarchy, assets			(31)
Ending balance, financial assets			155
Financial assets at fair value through the income statement [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			(17)
Financial assets at fair value through the income statement [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			(3)
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		6,491	8,616
Purchases, fair value measurement, assets		364	0
Sales, fair value measurement, assets		(4,432)	0
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(194)	(2,284)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Ending balance, financial assets		1,836	6,491
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		6,073
Ending balance, financial assets			6,073
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		25	159
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0	0
Financial assets at fair value through the income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		498	562
Purchases, fair value measurement, assets		188	26
Sales, fair value measurement, assets		(7)	(127)
Issues, fair value measurement, assets		0	0
Settlements, fair value measurement, assets		(231)	(1)
Total gains or losses recognised in OCI, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		60	21
Transfers out of Level 3 of fair value hierarchy, assets		(499)	(11)
Ending balance, financial assets		191	498
Financial assets at fair value through the income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		688
Ending balance, financial assets			688
Financial assets at fair value through the income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		2	(1)
Financial assets at fair value through the income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(10)	29
Financial assets at fair value through the income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	[3]	398	185
Purchases, fair value measurement, assets		87	0	[3]
Sales, fair value measurement, assets		(1)	0	[3]
Issues, fair value measurement, assets		0	0	[3]
Settlements, fair value measurement, assets		0	(1)	[3]
Total gains or losses recognised in OCI, assets		0	0	[3]
Transfers into Level 3 of fair value hierarchy, assets		0	16	[3]
Transfers out of Level 3 of fair value hierarchy, assets		0	0	[3]
Ending balance, financial assets		559	398	[3]
Financial assets at fair value through the income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		398
Ending balance, financial assets			398
Financial assets at fair value through the income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		1	(7)	[3]
Financial assets at fair value through the income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		74	205	[3]
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	[3]	205	383
Purchases, fair value measurement, assets		6,624	4,675	[3]
Sales, fair value measurement, assets		(4,920)	(4,646)	[3]
Issues, fair value measurement, assets		0	0	[3]
Settlements, fair value measurement, assets		(47)	(247)	[3]
Total gains or losses recognised in OCI, assets		0	0	[3]
Transfers into Level 3 of fair value hierarchy, assets		0	16	[3]
Transfers out of Level 3 of fair value hierarchy, assets		0	(9)	[3]
Ending balance, financial assets		2,064	205	[3]
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		360
Ending balance, financial assets			360
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		29	41	[3]
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		18	(8)	[3]
Available for sale investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		395	372
Purchases, fair value measurement, assets			51
Sales, fair value measurement, assets			(78)
Issues, fair value measurement, assets			0
Settlements, fair value measurement, assets			(2)
Total gains or losses recognised in OCI, assets			40
Transfers into Level 3 of fair value hierarchy, assets			65
Transfers out of Level 3 of fair value hierarchy, assets			(49)
Ending balance, financial assets			395
Available for sale investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Available for sale investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			(4)
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		319	294
Purchases, fair value measurement, assets			15
Sales, fair value measurement, assets			(78)
Issues, fair value measurement, assets			0
Settlements, fair value measurement, assets			0
Total gains or losses recognised in OCI, assets			37
Transfers into Level 3 of fair value hierarchy, assets			60
Transfers out of Level 3 of fair value hierarchy, assets			(4)
Ending balance, financial assets			319
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			(5)
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		36	73
Purchases, fair value measurement, assets			0
Sales, fair value measurement, assets			0
Issues, fair value measurement, assets			0
Settlements, fair value measurement, assets			0
Total gains or losses recognised in OCI, assets			2
Transfers into Level 3 of fair value hierarchy, assets			5
Transfers out of Level 3 of fair value hierarchy, assets			(45)
Ending balance, financial assets			36
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			1
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		40	5
Purchases, fair value measurement, assets			36
Sales, fair value measurement, assets			0
Issues, fair value measurement, assets			0
Settlements, fair value measurement, assets			(2)
Total gains or losses recognised in OCI, assets			1
Transfers into Level 3 of fair value hierarchy, assets			0
Transfers out of Level 3 of fair value hierarchy, assets			0
Ending balance, financial assets			40
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets			0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(16)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		(1)
Transfers into Level 3 of fair value hierarchy, assets		314
Transfers out of Level 3 of fair value hierarchy, assets		(147)
Ending balance, financial assets		355
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		205
Ending balance, financial assets			205
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(129)
Ending balance, financial assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		129
Ending balance, financial assets			129
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(16)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(18)
Ending balance, financial assets		2
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		36
Ending balance, financial assets			36
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		(1)
Transfers into Level 3 of fair value hierarchy, assets		314
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		353
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		40
Ending balance, financial assets			£ 40
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		£ 0

[1]	Level 3 preference shares of £390m were reclassified from others to equity cash products .
[2]	Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.
[3]	Preference shares of £390m were reclassified from others to equity cash products.